Basis of Presentation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Payment Segment	Dec. 31, 2015 USD ($)
Basis of Presentation [Abstract]
Number of past due payments on loans classified as nonperforming | Payment	3
Non-payment period of loans moved to non-accrual status	90 days
Loan-to-value ratio applicable to additional allowance	90.00%
Other real estate owned	$ 4.3	$ 6.4
Statutory amount available for dividend payments with regulatory approval	$ 57.8
Age at which company provides access to Medicare Supplemental program for retirees	65 years
Number of reportable segment | Segment	1
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years